Advances to Suppliers, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	May 31, 2024	Mar. 31, 2024	Dec. 31, 2022
Advances to Suppliers, Net [Line Items]
Total contract price	$ 676,333
Installment payment percentage	40.00%
Suppliers	$ 338,166	$ 18,095	$ 13,760	$ 4,335	$ 481,769
Remaining amount of suppliers		$ 338,166
5 Working Days [Member]
Advances to Suppliers, Net [Line Items]
Installment payment percentage	50.00%
30 Working Days [Member]
Advances to Suppliers, Net [Line Items]
Installment payment percentage	10.00%
5 working days [Member]
Advances to Suppliers, Net [Line Items]
Installment payment percentage	50.00%
30 working days [Member]
Advances to Suppliers, Net [Line Items]
Installment payment percentage	10.00%